Schedule of Components of Income Tax Provision (Benefit) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Current
Deferred
Current
Deferred
Total	$ 6,624	$ 12,472	$ 5,691	$ 15,749